ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
ASSETS
ASSETS

Inventories

Inventories consist of the following:

	June 30,	December 31,
	2016	2015
Raw materials and supplies	$8,088	$77,649
Work in process	28,410	90,540
Finished goods	185,939	86,254
Total	$222,437	$254,443

Intangible Assets

Amortizable intangible assets consist of the following:

	June 30, 2016
	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$1,032,076	$(112,864)	$919,212	5 - 15
Customer Contracts	611,119	(157,872)	453,247	10
Sensum+(R) License (from CRI)	234,545	(72,282)	162,263	10
Vesele(R) trademark	25,287	(5,466)	19,821	8
Novalere Mfg. Contract	4,681,000	(655,890)	4,025,110	10
Total	$6,584,027	$(1,004,374)	$5,579,653

	December 31, 2015
	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,597	$(57,593)	$360,004	7 - 15
Customer Contracts	611,119	(127,316)	483,803	10
Sensum+(R) License (from CRI)	234,545	(60,554)	173,991	10
Vesele(R) trademark	25,287	(3,886)	21,401	8
Novalere Mfg. Contract	4,681,000	(419,340)	4,261,660	10
Total	$5,969,548	$(668,689)	$5,300,859

Amortization expense for the three and six months ended June 30, 2016 and 2015 was $178,083, $335,685, $147,236 and $239,582, respectively. The following table summarizes the approximate expected future amortization expense as of June 30, 2016 for intangible assets:

Remainder of 2016	$310,000
2017	651,000
2018	651,000
2019	651,000
2020	651,000
Thereafter	2,666,000
$5,580,000

Inventories

Inventories consist of the following:

	December 31,
	2015	2014
Raw materials and supplies	$77,649	$191,186
Work in process	90,540	-
Finished goods	86,254	74,773
Total	$254,443	$265,959

Property and Equipment

Property and equipment consists of the following:

	December 31,
	2015	2014
Computer equipment	$5,254	$5,254
Office furniture and fixtures	33,376	33,376
Production equipment	276,479	266,939
Software	338,976	338,976
Total cost	654,085	644,545
Less accumulated depreciation	618,984	590,034
Property and equipment, net	$35,101	$54,511

Depreciation expense for the years ended December 31, 2015 and 2014 was $28,950 and $63,450, respectively.

Intangible Assets

Amortizable intangible assets consist of the following:

December 31, 2015

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,597	$57,593	$360,004	7 - 15
Customer Contracts	611,119	127,316	483,803	10
Sensum+® License (from CRI)	234,545	60,554	173,991	10
Vesele® trademark	25,287	3,886	21,401	8
Novalere Mfg. Contract	4,681,000	419,340	4,261,660	10
Total	$5,969,548	$(668,689)	$5,300,859

December 31, 2014

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$264,321	$(23,671)	$240,650	7 - 14
Customer Contracts	611,119	(62,262)	548,857	10
Sensum+® license (from CRI)	272,545	(31,250)	241,295	10
Vesele® trademark	25,287	(717)	24,570	8
Total	$1,173,272	$(117,900)	$1,055,372

Amortization expense for the years ended December 31, 2015 and 2014 was $550,789 and $114,006, respectively. Expected future amortization expense at December 31 2015 is approximately $589,400 for each of the next five years and $2,354,000 thereafter.

Goodwill

The changes in the carrying value of the Company’s goodwill for the years ended December 31, 2015 and 2014 is as follows:

December 31, 2015

Beginning balance December 31, 2013	$421,372
Purchase price adjustment for acquisition of Semprae Laboratories, Inc. in 2013	7,853
Ending Balance December 31, 2014	429,225
Acquisition of Novalere (see Note 3)	120,143
Release of valuation allowance in connection with acquisition of Novalere (see Note 10)	759,428
Impairment of valuation allowance in connection with acquisition of Novalere (see Note 10)	(759,428)
Ending Balance December 31, 2015	$549,368